Provision for contingencies - Additional Information (Details) - BRL (R$)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Estimated possible losses recognized	R$ 389,274,000	R$ 162,213,000
Judicial deposits	16,652,000	13,317,000
Acquiring Civil contingent liability [Member]
Disclosure of other provisions [line items]
Other provisions	8,801,000	22,099,000
Software Civil contingent liability [Member]
Disclosure of other provisions [line items]
Estimated possible losses recognized	27,956,000	26,835,000
Other provisions	35,240,000	29,076,000
Annulment of Tax Debits Regarding Tax Assessment
Disclosure of other provisions [line items]
Probable contingent liability	R$ 265,816,000	R$ 41,579,000